UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     April 30, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $203,515 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCREDITED HOME LENDRS HLDG    COM              00437P107     8345   900200 SH       SOLE                   900200        0        0
COMSTOCK HOMEBUILDING COS IN   CL A             205684103     5422  1338762 SH       SOLE                  1338762        0        0
DIRECTED ELECTRONICS INC       COM              254575103     2111   235634 SH       SOLE                   235634        0        0
DOMINION HOMES INC             COM              257386102      141    31522 SH       SOLE                    31522        0        0
EDUCATE INC                    COM              28138P100     2682   350095 SH       SOLE                   350095        0        0
EXPRESS SCRIPTS INC            COM              302182100    20933   259329 SH       SOLE                   259329        0        0
GREENFIELD ONLINE INC          COM              395150105    36718  2309303 SH       SOLE                  2309303        0        0
HOMEBANC CORP GA               COM              43738R109     1293   370600 SH       SOLE                   370600        0        0
INVESTOOLS INC                 COM              46145P103    33908  2439432 SH       SOLE                  2439432        0        0
MICROSOFT CORP                 CALL             594918904    31103  1116000 SH  CALL SOLE                        0        0  1116000
NETFLIX COM INC                COM              64110L106    28244  1217925 SH       SOLE                  1217925        0        0
PHOTOMEDEX INC                 COM              719358103      626   460452 SH       SOLE                   460452        0        0
PLANETOUT INC                  COM              727058109     3547  1052613 SH       SOLE                  1052613        0        0
SIRVA INC                      COM              82967Y104     3261   913500 SH       SOLE                   913500        0        0
SM&A                           COM              78465D105      900   126821 SH       SOLE                   126821        0        0
STAMPS COM INC                 COM NEW          852857200     3207   223162 SH       SOLE                   223162        0        0
STEWART W P & CO LTD           COM              G84922106     3369   334600 SH       SOLE                   334600        0        0
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      496   100000 SH       SOLE                   100000        0        0
TARRAGON CORP                  COM              876287103     6326   610006 SH       SOLE                   610006        0        0
TRX INC                        COM              898452107     1986   584185 SH       SOLE                   584185        0        0
WAL MART STORES INC            CALL             931142903     4695   100000 SH  CALL SOLE                        0        0   100000
ZIPREALTY INC                  COM              98974V107     4202   593494 SH       SOLE                   593494        0        0